Expense Example	Prospectus #1 Delaware Diversified Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Diversified Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Diversified Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Diversified Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Diversified Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Diversified Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Diversified Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Diversified Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Diversified Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Diversified Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Diversified Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Diversified Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Diversified Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Diversified Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Diversified Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Diversified Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Diversified Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Diversified Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Diversified Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Diversified Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware U.S. Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware U.S. Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware U.S. Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware U.S. Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware U.S. Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware U.S. Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware U.S. Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware U.S. Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware U.S. Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware U.S. Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware U.S. Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware U.S. Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware U.S. Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware U.S. Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware U.S. Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware U.S. Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware U.S. Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware U.S. Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware U.S. Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware U.S. Growth Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	518	699	895	1,459	248	495	865	1,908	97	339	600	1,348	46	181	329	758	37	153	279	649	680	908	1,154	1,857	287	585	1,008	2,188	136	431	747	1,644	86	275	479	1,070	63	205	359	808